Consolidated Statement of Changes in Equity (Deficit) - CAD ($) $ in Thousands	Total	Carta Solutions Holding Corporation [Member]	Fortification [Member]	Moka Finance Technologies Inc [Member]	At The Market Arrangement [Member]	Registered Direct Offerings [Member]	Share capital	Share capital Carta Solutions Holding Corporation [Member]	Share capital Fortification [Member]	Share capital Moka Finance Technologies Inc [Member]	Share capital At The Market Arrangement [Member]	Share capital Registered Direct Offerings [Member]	Contributed surplus	Contributed surplus Registered Direct Offerings [Member]	Deficit	Foreign currency translation reserve	Revaluation reserve
Beginning balance, Shares at Dec. 31, 2019							27,558
Beginning balance, Amount at Dec. 31, 2019	$ 1,752						$ 94,500						$ 8,861		$ (101,609)
Net loss	(13,445)														(13,445)
Foreign currency translation reserve	0
Stock-based compensation (Note 28c)	1,371												1,371
Options and restricted share units ("RSUs") exercised, Shares							335
Options and restricted share units ("RSUs") exercised, Amount	556						$ 1,112						(556)
Shares issued – convertible debentures (Note 15), Shares							2,155
Shares issued – convertible debentures (Note 15), Amount	4,983						$ 4,983
Amortization of warrants (Note 28e)	534												534
Shares issued – Partial settlement of credit facility prepayment, Shares							307
Shares issued – Partial settlement of credit facility prepayment, Amount	1,000						$ 1,000
Shares issued – debentures, Shares							776
Shares issued – debentures, Amount	1,410						$ 1,410
Equity portion – convertible debentures (Note 15)	617												617
Shares issued to settle debt, Shares							610
Shares issued to settle debt, Amount	939						$ 939
Warrants issued for broker services (Note 28e)	3,508												3,508
Conversion of warrants (Note 28e), Shares							990
Conversion of warrants (Note 28e), Amount	2,011						$ 2,786						(775)
Ending balance, Shares at Dec. 31, 2020							32,731
Ending balance, Amount at Dec. 31, 2020	5,236						$ 106,730						13,560		(115,054)
Net loss	(33,209)														(33,209)
Treasury shares reserve (Note 28b) shares							(321)
Treasury shares reserve (Note 28b)	(2,364)						$ (2,364)
Foreign currency translation reserve	458															$ 458
Stock-based compensation (Note 28c)	10,838												10,838
Options and restricted share units ("RSUs") exercised, Shares							841
Options and restricted share units ("RSUs") exercised, Amount	1,534						$ 2,674						(1,140)
Shares issued											1,525	11,458
Shares issued value					$ 16,804	$ 72,252					$ 16,804	$ 71,475		$ 777
Shares issued on acquisition								10,000	75	4,634
Shares issued on acquisition value		$ 54,800	$ 396	$ 47,207				$ 54,800	$ 396	$ 47,207
Shares issued - replacement awards (Note 24)							366
Shares issued for purchase of investment accounted for using the equity method (Note 25), Shares							8,267
Shares issued for purchase of investment accounted for using the equity method (Note 25), Amount	77,780						$ 77,780
Shares issued – convertible debentures (Note 15), Shares							3,179
Shares issued – convertible debentures (Note 15), Amount	8,783						$ 8,783
Equity settled share based payment, Shares							18
Equity settled share based payment, Amount	164						$ 164
Warrants exercised (Note 28e), Shares							3,618
Warrants exercised (Note 28e), Amount	6,375						$ 8,179						(1,804)
Amortization of warrants (Note 28e)	845												845
Warrants issued for broker services (Note 28e)	1,410												1,410
Revaluation reserve (Note 7)	468																$ 468
Ending balance, Shares at Dec. 31, 2021							76,391
Ending balance, Amount at Dec. 31, 2021	$ 269,777						$ 392,628						$ 24,486		$ (148,263)	$ 458	$ 468